December 18, 2025

VIA EDGAR

Securities and Exchange Commission
100 F. Street, NE
Washington, D.C. 20546

Re:	Tortoise Capital Series Trust (“Registrant”) Registration Nos. 333-281744 and 811-23997

To the Commission:

Pursuant to Rule 497(j) of Regulation C under the Securities Act of 1933, as amended, in lieu of filing under paragraph (c) of Rule 497, on behalf of the Registrant, we hereby certify that (1) the forms of Prospectus and Statement of Additional Information, each dated December 18, 2025, as filed on December 18, 2025 for the above-captioned Registrant that would have been filed under paragraph (c) of Rule 497 do not differ from that contained in the most recent registration statement or amendment and (2) the text of the most recent registration statement or amendment has been filed electronically.

Very truly yours,

/s/ Jeffrey S. Kruske
Jeffrey S. Kruske
Secretary

JSK